Share Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Stock Activity

The following table summarizes restricted stock activity for the 2023 Plan:

	Number of Awards	Weighted Average Grant Date Fair Value Per Unit
Outstanding at December 31, 2024	-	$-
Granted	52	$3,480
Cancelled/forfeited	-	$-
Vested	(52)	$(3,480)
Outstanding at December 31, 2025	-	$-

Schedule of Fair Value of Stock Option Granted

The Company estimated the fair value of stock options granted in the periods presented using a Black-Scholes option-pricing model utilizing the following weighted-average assumptions:

	For the year ended December 31,
	2025	2024
Expected volatility (%)	158.5%	83.9%
Expected term (years)	10.0	5.5
Risk-free interest rate (%)	4.22%	4.32%
Expected dividend yield (%)	0%	0%

Schedule of Stock Option Activity

The following table summarizes stock option activity for the 2023 Plan:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2025	25	$195,153	8.74	$-
Granted	-	$-	-	$-
Cancelled/forfeited	-	$-	-	$-
Exercised	-	$-	-	$-
Outstanding at June 30, 2026	25	$195,153	7.97	$-
Exercisable	24	$120,540	8.14	$-
Unvested	1	$1,908,034	7.60	$-

The following table summarizes stock activity for the 2023 Plan:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2024	2	$2,445,600	9.72	$-
Granted	23	$3,780	-	-
Cancelled/forfeited	-	$3,419,880	-	-
Exercised	-	$-	-	-
Outstanding at December 31, 2025	25	$199,140	8.74	$-
Exercisable	24	$124,600	8.64	$-
Unvested	1	$3,097,400	8.23	$-